Computer Hardware and Other Property, Net (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Total computer hardware and other property	$ 48,509		$ 41,528	$ 38,244
Accumulated depreciation	(25,556)		(23,486)	(17,603)
Total computer hardware and other property, net	22,953		18,042	20,641
Depreciation	2,329	$ 2,051	9,181	$ 9,422	$ 6,997
Computer hardware
Property, Plant and Equipment [Line Items]
Total computer hardware and other property	26,982		24,620
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total computer hardware and other property	15,352		12,496
Furniture, fixtures and equipment
Property, Plant and Equipment [Line Items]
Total computer hardware and other property	$ 6,175		$ 4,412